Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM GROWTH SERIES (INVESCO GROWTH SERIES)
Prospectus Date	rr_ProspectusDate	May 05, 2017
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated May 5, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Global Low Volatility Equity Yield Fund

The changes below are with respect to Invesco Global Low Volatility Equity Yield Fund only.

The MSCI World 100% Hedged to USD IndexSM (Net) (the style specific benchmark) listed in the Average Annual Total Returns table under the heading “Fund Summary – Performance Information” is hereby replaced with the following:

“Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	5 Years	10 Years
Custom Invesco Global Low Volatility Equity Yield Index (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	7.51	10.41	3.83”

Invesco Global Low Volatility Equity Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	aimgs_SupplementTextBlock

Statutory Prospectus Supplement dated May 5, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, B, C, R, Y, R5 and R6 shares of the Funds listed below:

Invesco Global Low Volatility Equity Yield Fund

The changes below are with respect to Invesco Global Low Volatility Equity Yield Fund only.

The MSCI World 100% Hedged to USD IndexSM (Net) (the style specific benchmark) listed in the Average Annual Total Returns table under the heading “Fund Summary – Performance Information” is hereby replaced with the following:

“Average Annual Total Returns (for the periods ended December 31, 2016)

	1 Year	5 Years	10 Years
Custom Invesco Global Low Volatility Equity Yield Index (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	7.51	10.41	3.83”

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Invesco Global Low Volatility Equity Yield Fund | Custom Invesco Global Low Volatility Equity Yield Index (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.51%
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	3.83%